EARNINGS PER SHARE - Narrative (Details)	6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 shares	Dec. 31, 2022 $ / shares shares	Aug. 31, 2022 shares
Earnings per share [line items]
Share capital authorized | $	$ 600,000,000
Share capital authorized (in shares)	600,000,000
Share capital, par value (in USD per share) | $ / shares	$ 1.00		$ 1.00
Number of shares issued and fully paid (in shares)	222,622,889		222,622,889
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	222,623,000	205,257,260
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	222,623,000	205,257,260
Number of shares outstanding (in shares)	222,622,889		222,622,889
Euronav share acquisition
Earnings per share [line items]
Number of instruments or interests issued or issuable (in shares)				19,091,910